Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	How Compensation Decisions Are Made

Generally, in February of each year, certain senior executives of the Company, including the Chief Executive Officer, prepare recommendations for annual cash incentives to be made to Company employees, based on the performance of the Company and its subsidiaries during the past year. At the same time, Company Senior Executives also make recommendations for the granting of performance shares units (PSUs).

The recommendations made by the Chief Executive Officer and other senior executives to the Compensation Committee, which include detailed memoranda, take into consideration historical compensation, including base salaries, annual incentive compensation and long-term equity awards, performance of the Company as a whole, both on an absolute basis and relative to its peer group, and performance of the individual business unit for which the employee is responsible, if applicable. The Compensation Committee then meets to determine the long-term equity awards for each executive and to review and consider the recommendations prepared by the Company’s senior executives in order to determine the amount of incentives for each executive.

In October of each year, the Compensation Committee meets and grants stock option awards. The timing of the grants is offset from the granting of cash incentive compensation and PSUs, so that it can more fully reflect the Company’s financial and stock price performances during the year. The Compensation Committee is not provided with any material nonpublic information in advance of the granting of options and does not take any material nonpublic information into account when determining the timing or terms of option grants. As it is the Company’s practice to grant option awards at the same time each year, the grants are not timed for the purpose of affecting the value of executive compensation.

In finalizing their grants of stock option awards, the Compensation Committee considers the recommendation of the senior executives and the factors presented by them listed above (which do not include material nonpublic information), the compensation of the Company’s senior executives compared to its peer group and other industry data, the overall mix of compensation for senior executives (as a whole and individually), and the performance of the Company and its business units for the current year. Because stock options are granted after a considerable amount of the year has elapsed and after base salary and performance share units have been granted, option grants may increase or decrease materially in order to help reflect management’s or any member of management’s performance during the year, in the context of the entire executive compensation program. Additionally, the Black-Scholes valuation model used to value stock options granted is highly dependent on the Company’s stock price. Significant variation in the stock price can lead to significant changes in the ascribed value of the grant date fair value of option awards.

The Compensation Committee makes compensation recommendations to the non-employee members of the Board of Directors regarding the compensation of the Chief Executive Officer without the input of any Company employees. The Compensation Committee can modify any recommendations of the Company’s senior executives.

Base salaries of executives are periodically reviewed by the Compensation Committee and approved by the non-employee members of the Board of Directors. As a component of the review and approval process, the Compensation Committee and the non-employee members of the Board consider the recommendations of the Chief Executive Officer and certain senior executives of the Company as to the base salaries of Company executives, other than the Chief Executive Officer. The Chief Executive Officer’s base salary is reviewed and determined without the input of Company employees. In determining recommended base salaries for the Company’s executives, as more fully discussed under “Base Salaries” below, the Compensation Committee also considers each executive’s then-current base salary and their individual performance and receives input from its compensation consultant.

The Compensation Committee directly grants compensation under the Stock Incentive Plans.

Award Timing Method	In finalizing their grants of stock option awards, the Compensation Committee considers the recommendation of the senior executives and the factors presented by them listed above (which do not include material nonpublic information), the compensation of the Company’s senior executives compared to its peer group and other industry data, the overall mix of compensation for senior executives (as a whole and individually), and the performance of the Company and its business units for the current year. Because stock options are granted after a considerable amount of the year has elapsed and after base salary and performance share units have been granted, option grants may increase or decrease materially in order to help reflect management’s or any member of management’s performance during the year, in the context of the entire executive compensation program. Additionally, the Black-Scholes valuation model used to value stock options granted is highly dependent on the Company’s stock price. Significant variation in the stock price can lead to significant changes in the ascribed value of the grant date fair value of option awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	As it is the Company’s practice to grant option awards at the same time each year, the grants are not timed for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false